UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  APRIL 30, 2010

Semiannual Report to Shareholders

DWS Diversified International Equity Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

25 Financial Statements

29 Financial Highlights

35 Notes to Financial Statements

46 Summary of Management Fee Evaluation by Independent Fee Consultant

51 Account Management Resources

53 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2010

Average Annual Total Returns as of 4/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	4.54%	35.00%	-10.93%	2.43%	-0.25%
Class B	4.15%	34.12%	-11.61%	1.66%	-1.06%
Class C	4.15%	33.85%	-11.60%	1.66%	-1.06%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-1.47%	27.24%	-12.67%	1.22%	-0.83%
Class B (max 4.00% CDSC)	0.15%	31.12%	-12.06%	1.54%	-1.06%
Class C (max 1.00% CDSC)	3.15%	33.85%	-11.60%	1.66%	-1.06%
No Sales Charges
Class R	4.49%	35.10%	-10.92%	2.33%	-0.47%
Class S	4.66%	35.59%	-10.58%	2.76%	-0.10%
Institutional Class	4.71%	35.38%	-10.56%	2.82%	0.02%
MSCI EAFE Index +	2.48%	34.43%	-8.91%	3.86%	1.64%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2010 are 1.64%, 2.61%, 2.47%, 1.89%, 1.36% and 1.25% for Class A, Class B, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares prior to their inception on February 28, 2001, for Class R shares prior to their inception on July 1, 2003 and for Class S shares prior to their inception on February 28, 2005 are derived from the historical performance of Institutional Class shares of the predecessor Fund's original share class during such periods and have been adjusted to reflect the different total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Diversified International Equity Fund — Class A [] MSCI EAFE Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged, free float-adjusted, market capitalization index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class R	Class S	Institutional Class
Net Asset Value: 4/30/10	$ 6.77	$ 6.54	$ 6.54	$ 6.60	$ 6.58	$ 6.58
10/31/09	$ 6.56	$ 6.31	$ 6.31	$ 6.40	$ 6.40	$ 6.40
Distribution Information: Six Months as of 4/30/10: Income Dividends	$ .09	$ .03	$ .03	$ .09	$ .12	$ .12
Lipper Rankings — International Multi-Cap Core Funds Category as of 4/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	145	of	261	56
3-Year	182	of	206	88
5-Year	96	of	114	84
Class B 1-Year	167	of	261	64
3-Year	189	of	206	92
5-Year	106	of	114	93
Class C 1-Year	174	of	261	67
3-Year	188	of	206	91
5-Year	105	of	114	92
Class R 1-Year	138	of	261	53
3-Year	180	of	206	87
5-Year	98	of	114	86
Class S 1-Year	129	of	261	50
3-Year	176	of	206	86
5-Year	92	of	114	80
Institutional Class 1-Year	134	of	261	52
3-Year	174	of	206	85
5-Year	91	of	114	80
10-Year	47	of	55	84

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, B, C and S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2009 to April 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2010
Actual Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,045.40	$ 1,041.50	$ 1,041.50	$ 1,044.90	$ 1,046.60	$ 1,047.10
Expenses Paid per $1,000*	$ 8.11	$ 11.90	$ 11.90	$ 8.82	$ 6.85	$ 5.84
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,016.86	$ 1,013.14	$ 1,013.14	$ 1,016.17	$ 1,018.10	$ 1,019.09
Expenses Paid per $1,000*	$ 8.00	$ 11.73	$ 11.73	$ 8.70	$ 6.76	$ 5.76
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S	Institutional Class
DWS Diversified International Equity Fund	1.60%	2.35%	2.35%	1.74%	1.35%	1.15%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/10	10/31/09

Continental Europe	52%	55%
Japan	16%	15%
Emerging Markets	10%	7%
United Kingdom	7%	8%
Australia	6%	6%
Canada	5%	5%
Asia (excluding Japan)	4%	4%
	100%	100%
Sector Diversification (As a % of Common, Preferred Stocks and Rights)	4/30/10	10/31/09

Telecommunication Services	15%	16%
Consumer Staples	14%	14%
Health Care	13%	14%
Financials	10%	10%
Consumer Discretionary	9%	9%
Industrials	9%	9%
Utilities	9%	8%
Materials	9%	8%
Information Technology	6%	6%
Energy	6%	6%
	100%	100%

Geographical and sector diversification are subject to change.

Ten Largest Equity Holdings at April 30, 2010 (13.5% of Net Assets)	Country	Percent
1. Novo Nordisk AS Develops, produces and markets pharmaceutical products	Denmark	2.1%
2. Sanofi-Aventis Manufactures prescription pharmaceuticals	France	1.8%
3. Nestle SA A multinational company that markets a wide range of food products	Switzerland	1.6%
4. Telefonaktiebolaget LM Ericsson Producer of advanced systems and products for wired and mobile communication	Sweden	1.4%
5. GlaxoSmithKline PLC Develops, manufactures, and markets vaccines and medicines	United Kingdom	1.2%
6. Reed Elsevier NV Publisher of scientific, professional, business and consumer information books	Netherlands	1.1%
7. AGL Energy Ltd. Sells and distributes gas and electricity	Australia	1.1%
8. Swisscom AG Operates in public telecommunications networks and application services	Switzerland	1.1%
9. Unilever NV Manufactures foods and home and personal care products	Netherlands	1.1%
10. Telecom Italia SpA Offers fixed-line and mobile telephone and data transmission services	Italy	1.0%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks 88.2%
Australia 5.5%
AGL Energy Ltd.	105,814	1,463,844
Aristocrat Leisure Ltd.	16,232	63,890
Asciano Group*	50,500	78,250
Australia & New Zealand Banking Group Ltd.	4,792	105,711
BHP Billiton Ltd.	11,149	407,301
Brambles Ltd.	20,322	135,320
Coca-Cola Amatil Ltd.	8,863	91,284
Cochlear Ltd.	1,764	120,200
Commonwealth Bank of Australia	3,181	170,238
Crown Ltd.	19,411	146,801
CSL Ltd.	15,160	454,905
CSR Ltd.	39,764	64,195
Fairfax Media Ltd.	50,627	79,795
Foster's Group Ltd.	23,566	118,284
Intoll Group (Units)	58,316	60,604
Leighton Holdings Ltd.	2,950	99,773
National Australia Bank Ltd.	4,442	113,530
Newcrest Mining Ltd.	2,210	66,441
Origin Energy Ltd.	13,493	202,404
Qantas Airways Ltd.*	14,391	37,381
QBE Insurance Group Ltd.	2,961	57,615
Rio Tinto Ltd.	1,260	81,971
Santos Ltd.	12,702	161,997
Sonic Healthcare Ltd.	13,273	169,134
SP Ausnet	448,876	366,362
TABCORP Holdings Ltd.	24,015	151,691
Tatts Group Ltd.	45,213	103,535
Telstra Corp., Ltd.	253,872	743,150
Toll Holdings Ltd.	12,446	81,336
Transurban Group (Units)	22,648	106,957
Wesfarmers Ltd.	9,178	245,751
Westfield Group (REIT) (Units)	7,987	94,496
Westpac Banking Corp.	6,141	152,621
Woodside Petroleum Ltd.	7,355	304,942
Woolworths Ltd.	10,557	263,186
WorleyParsons Ltd.	3,338	81,038
(Cost $5,221,709)		7,245,933
Austria 1.1%
Erste Group Bank AG	7,656	341,932
Immofinanz AG*	30,391	130,067
OMV AG	20,586	740,904
Raiffeisen International Bank-Holding AG	2,626	128,156
Vienna Insurance Group	2,161	105,961
(Cost $1,162,193)		1,447,020
Belgium 2.5%
Ageas* (a)	51,299	157,761
Anheuser-Busch InBev NV	10,316	501,949
Belgacom SA (a)	29,774	1,044,192
Colruyt SA	243	59,830
Compagnie Nationale a Portefeuille	1,238	64,210
Delhaize Group	1,678	139,102
Dexia SA*	9,817	53,233
Groupe Bruxelles Lambert SA	1,780	150,864
KBC Groep NV*	3,094	140,084
Mobistar SA	5,895	360,830
Solvay SA	3,785	360,085
Umicore* (a)	8,319	302,540
(Cost $2,726,183)		3,334,680
Bermuda 0.2%
Seadrill Ltd. (Cost $96,482)	7,900	199,723
Canada 4.8%
Agnico-Eagle Mines Ltd.	800	50,742
Bank of Montreal	1,500	93,163
Bank of Nova Scotia	2,800	142,729
Barrick Gold Corp.	3,700	161,360
BCE, Inc.	14,500	435,657
Bombardier, Inc. "B"	22,500	117,395
Cameco Corp.	2,100	51,766
Canadian Imperial Bank of Commerce	1,000	73,400
Canadian National Railway Co.	5,100	305,207
Canadian Natural Resources Ltd.	1,900	146,325
Canadian Pacific Railway Ltd.	1,800	106,108
Canadian Tire Corp., Ltd. "A"	1,800	99,090
Canadian Utilities Ltd. "A"	5,600	250,120
EnCana Corp.	2,200	72,770
Fortis, Inc. (a)	11,700	323,080
George Weston Ltd.	1,500	107,664
Goldcorp, Inc.	3,200	138,326
Imperial Oil Ltd.	2,900	121,761
Kinross Gold Corp.	3,300	63,024
Loblaw Companies Ltd.	3,600	132,333
Magna International, Inc. "A"*	1,034	67,997
Manulife Financial Corp.	3,500	63,123
Metro, Inc. "A"	3,100	137,025
Nexen, Inc.	2,400	58,358
Potash Corp. of Saskatchewan, Inc.	1,301	143,685
Research In Motion Ltd.*	8,700	620,083
Ritchie Bros. Auctioneers, Inc.	1,700	40,015
Rogers Communications, Inc. "B"	9,800	349,338
Royal Bank of Canada	2,800	169,770
Saputo, Inc.	3,200	90,128
Shaw Communications, Inc. "B"	5,600	105,241
Shoppers Drug Mart Corp.	5,600	193,558
SNC-Lavalin Group, Inc.	1,700	84,414
Suncor Energy, Inc.	4,632	158,458
Teck Resources Ltd. "B"*	2,200	86,458
Telus Corp.	3,000	106,527
Thomson Reuters Corp. (b)	7,900	284,643
Thomson Reuters Corp. (b)	1,660	59,561
Toronto-Dominion Bank	1,900	141,219
TransAlta Corp.	14,300	294,221
Viterra, Inc.*	9,400	79,583
Yamana Gold, Inc.	4,100	44,762
(Cost $4,739,477)		6,370,187
Cyprus 0.1%
Bank of Cyprus Public Co., Ltd. (Cost $107,334)	17,011	98,391
Denmark 4.0%
A P Moller-Maersk AS "A"	15	120,985
A P Moller-Maersk AS "B"	35	290,348
Carlsberg AS "B"	8,521	693,433
Coloplast AS "B" (a)	1,951	218,145
Danske Bank AS*	18,146	471,561
DSV AS	4,924	87,673
H. Lundbeck AS	5,121	83,853
Novo Nordisk AS "B"	33,165	2,708,831
Topdanmark AS*	618	76,061
Trygvesta AS	1,368	84,052
Vestas Wind Systems AS*	4,348	265,254
William Demant Holding AS*	2,169	148,786
(Cost $3,632,091)		5,248,982
Finland 2.6%
Fortum Oyj	31,547	817,354
Kone Oyj "B"	8,202	362,345
Metso Corp.	6,595	254,537
Nokia Oyj*	29,337	357,037
Outokumpu Oyj	6,381	135,437
Pohjola Bank PLC "A"	10,029	110,360
Rautaruukki Oyj	4,639	97,608
Sampo Oyj "A"	23,155	571,339
Stora Enso Oyj "R"	21,611	181,219
UPM-Kymmene Oyj	21,422	309,285
Wartsila Corp.	4,361	223,898
(Cost $2,540,296)		3,420,419
France 7.6%
Air Liquide SA	2,442	282,587
Alcatel-Lucent*	38,699	123,506
Alstom SA	745	44,035
Atos Origin SA*	1,476	74,507
AXA SA	5,548	110,277
BNP Paribas	2,540	174,577
Bouygues SA*	1,486	74,027
Cap Gemini	3,086	156,571
Carrefour SA (a)	14,118	691,734
Casino Guichard-Perrachon SA	1,359	120,109
Compagnie de Saint-Gobain	2,434	118,880
Credit Agricole SA	4,088	58,317
DANONE SA* (a)	12,008	708,758
Dassault Systemes SA	1,975	128,859
Electricite de France	1,237	66,550
Essilor International SA	7,796	476,404
France Telecom SA	57,459	1,259,519
GDF Suez	5,948	211,937
Iliad SA	569	56,837
L'Oreal SA (a)	5,246	542,819
Lafarge SA	3,279	238,509
LVMH Moet Hennessy Louis Vuitton SA	1,095	125,180
Neopost SA	952	75,677
Pernod Ricard SA	4,347	369,813
Sanofi-Aventis*	34,029	2,330,081
Schneider Electric SA	1,225	139,934
Societe Generale	1,590	84,598
Suez Environnement Co.	2,266	49,151
Total SA	12,981	703,401
Unibail-Rodamco SE (REIT)	516	97,244
Veolia Environnement	2,694	84,652
Vinci SA	2,195	122,932
Vivendi (a)	4,324	113,806
(Cost $8,590,263)		10,015,788
Germany 4.8%
Allianz SE (Registered)* (a)	1,793	205,839
BASF SE (a)	4,026	235,402
Bayer AG (a)	4,088	261,551
Bayerische Motoren Werke (BMW) AG	3,308	162,089
Beiersdorf AG (a)	8,475	477,261
Daimler AG (Registered)*	6,389	329,683
Deutsche Boerse AG	974	75,878
Deutsche Post AG (Registered)	4,805	77,809
Deutsche Telekom AG (Registered)	102,129	1,327,996
E.ON AG (a)	6,851	252,989
Fresenius Medical Care AG & Co. KGaA (a)	1,148	62,217
Henkel AG & Co. KGaA (a)	11,565	521,869
Infineon Technologies AG*	12,292	87,181
K+S AG	894	51,315
Linde AG (a)	1,077	128,784
MAN SE	914	86,545
Merck KGaA	516	42,397
Metro AG (a)	10,482	629,910
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	988	139,628
RWE AG	1,553	127,078
SAP AG	8,902	428,860
Siemens AG (Registered)	3,723	368,066
Suedzucker AG	6,532	132,251
ThyssenKrupp AG	2,079	68,096
(Cost $4,888,018)		6,280,694
Greece 0.8%
Alpha Bank A.E.*	11,610	93,087
EFG Eurobank Ergasias*	10,218	82,547
Marfin Investment Group SA*	25,706	49,432
National Bank of Greece SA*	9,092	148,906
OPAP SA	32,087	652,052
Piraeus Bank SA	11,664	88,057
(Cost $1,564,188)		1,114,081
Hong Kong 2.4%
Cheung Kong (Holdings) Ltd.	23,000	285,025
CLP Holdings Ltd.	48,000	336,188
Esprit Holdings Ltd.	36,500	261,432
Genting Singapore PLC* (a)	315,000	216,541
Hang Seng Bank Ltd.	5,400	73,674
Hong Kong & China Gas Co., Ltd.	83,000	201,359
Hong Kong Exchanges & Clearing Ltd.	6,100	99,938
HongKong Electric Holdings Ltd.	30,500	180,174
Hutchison Whampoa Ltd.	67,000	459,086
Li & Fung Ltd.	56,000	271,045
MTR Corp., Ltd.	50,000	174,999
Noble Group Ltd.	26,000	56,261
NWS Holdings Ltd.	27,000	47,039
Shangri-La Asia Ltd.	58,000	112,142
Sun Hung Kai Properties Ltd.	11,000	153,441
Swire Pacific Ltd. "A"	12,000	133,917
Television Broadcasts Ltd.	14,000	67,213
Yue Yuen Industrial (Holdings) Ltd.	28,500	98,946
(Cost $2,548,080)		3,228,420
Ireland 0.7%
CRH PLC	28,760	819,004
Experian PLC	9,145	84,616
(Cost $571,805)		903,620
Italy 3.3%
A2A SpA	26,463	44,879
Assicurazioni Generali SpA	4,657	98,169
Atlantia SpA	8,411	179,505
Banco Popolare Societa Cooperativa*	8,838	56,541
Enel SpA	76,076	396,761
Eni SpA	27,555	617,712
Fiat SpA (a)	22,999	303,972
Finmeccanica SpA	13,102	167,636
Intesa Sanpaolo*	33,805	111,253
Lottomatica SpA	3,306	60,081
Luxottica Group SpA	3,194	87,143
Mediaset SpA	22,753	180,700
Prysmian SpA	3,992	71,720
Saipem SpA	2,945	110,473
Snam Rete Gas SpA	23,296	110,384
Telecom Italia SpA*	684,023	957,395
Telecom Italia SpA (RSP)*	376,932	425,755
Terna — Rete Elettrica Nationale SpA	20,999	85,145
UBI Banca — Unione di Banche Italiane ScpA	5,181	64,081
UniCredit SpA*	82,236	215,692
(Cost $3,944,709)		4,344,997
Japan 15.7%
AEON Co., Ltd.	22,600	260,018
Ajinomoto Co., Inc.	19,000	178,409
Alfresa Holdings Corp.	1,300	65,331
Asahi Breweries Ltd.	11,600	208,811
Asahi Kasei Corp.	21,000	117,316
Astellas Pharma, Inc.	10,500	368,495
Canon, Inc.	6,450	294,475
Central Japan Railway Co.	11	89,619
Chubu Electric Power Co., Inc.	14,900	345,883
Chugai Pharmaceutical Co., Ltd.	5,200	94,321
Chugoku Electric Power Co., Inc.	6,000	114,575
Cosmo Oil Co., Ltd.	25,000	67,585
Daiichi Sankyo Co., Ltd.	16,200	281,842
Dainippon Sumitomo Pharma Co., Ltd.	5,700	47,012
Denso Corp.	3,300	95,614
Dowa Holdings Co., Ltd.	10,000	55,623
East Japan Railway Co.	1,798	120,092
Eisai Co., Ltd.	6,000	205,547
Electric Power Development Co., Ltd.	3,600	110,940
FamilyMart Co., Ltd.	2,800	96,423
FANUC Ltd.	1,000	118,289
FUJIFILM Holdings Corp.	4,100	140,750
Fujitsu Ltd.	16,000	113,249
Hisamitsu Pharmaceutical Co., Inc.	2,200	81,263
Hitachi Ltd.*	26,000	114,100
Hokkaido Electric Power Co., Inc.	4,900	95,124
Hokuriku Electric Power Co.	5,600	115,597
Honda Motor Co., Ltd.	7,700	260,185
HOYA Corp.	3,700	101,773
Idemitsu Kosan Co., Ltd.	800	66,676
INPEX Corp.	26	183,795
ITOCHU Corp.	11,000	95,672
Japan Petroleum Exploration Co., Ltd.	1,600	81,943
Japan Tobacco, Inc.	115	397,616
JFE Holdings, Inc.	5,800	208,957
JX Holdings, Inc.*	73,590	410,509
Kansai Electric Power Co., Inc.	17,100	380,409
Kao Corp.	12,700	307,404
KDDI Corp.	116	562,398
Keyence Corp.	200	47,699
Kikkoman Corp.	7,000	77,242
Kirin Holdings Co., Ltd.	23,000	330,249
Kobe Steel Ltd.	55,000	124,097
Komatsu Ltd.	7,200	145,308
Kyocera Corp.	1,400	137,700
Kyowa Hakko Kirin Co., Ltd.	11,000	114,883
Kyushu Electric Power Co., Inc.	10,100	204,346
Lawson, Inc.	1,800	79,664
Medipal Holdings Corp.	5,500	68,419
MEIJI Holdings Co., Ltd.	2,400	86,713
Mitsubishi Chemical Holdings Corp.	20,000	106,700
Mitsubishi Corp.	6,700	158,989
Mitsubishi Electric Corp.	12,000	107,130
Mitsubishi Estate Co., Ltd.	7,000	126,533
Mitsubishi Heavy Industries Ltd.	22,000	88,553
Mitsubishi Tanabe Pharma Corp.	7,000	92,844
Mitsubishi UFJ Financial Group, Inc.	61,600	320,500
Mitsui & Co., Ltd.	8,500	128,258
Mitsui Fudosan Co., Ltd.	7,000	130,302
Mitsui O.S.K Lines Ltd.	13,000	97,952
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,100	89,054
Mizuho Financial Group, Inc.	82,600	159,061
Murata Manufacturing Co., Ltd.	2,100	123,611
NEC Corp.	21,000	69,373
Nidec Corp.	1,000	103,624
Nintendo Co., Ltd.	600	201,654
Nippon Meat Packers, Inc.	6,000	75,228
Nippon Steel Corp.	58,000	207,418
Nippon Telegraph & Telephone Corp.	20,405	828,260
Nissan Motor Co., Ltd.*	14,500	127,003
Nisshin Seifun Group, Inc.	7,500	92,339
Nissin Foods Holdings Co., Ltd.	2,300	77,158
Nitto Denko Corp.	2,400	93,960
Nomura Holdings, Inc.	26,800	184,871
NTT DoCoMo, Inc.	586	911,514
OJI Paper Co., Ltd.	14,000	66,031
Olympus Corp.	6,000	180,130
Ono Pharmaceutical Co., Ltd.	2,100	86,773
ORIX Corp.	930	85,175
Osaka Gas Co., Ltd.	55,000	191,257
Panasonic Corp.	7,900	115,486
Ricoh Co., Ltd.	7,000	119,650
Santen Pharmaceutical Co., Ltd.	2,800	89,418
Sapporo Holdings Ltd.	14,000	68,991
Seven & I Holdings Co., Ltd.	20,600	525,991
Sharp Corp.	6,000	78,291
Shikoku Electric Power Co., Inc.	4,300	115,100
Shin-Etsu Chemical Co., Ltd.	4,400	254,074
Shionogi & Co., Ltd.	7,000	125,911
Shiseido Co., Ltd.	10,000	209,104
Showa Shell Sekiyu K.K.	10,100	68,651
Softbank Corp.	29,200	653,537
Sony Corp.	4,500	153,832
Sumitomo Chemical Co., Ltd.	19,000	89,802
Sumitomo Corp.	6,800	82,292
Sumitomo Metal Industries Ltd.	37,000	100,709
Sumitomo Metal Mining Co., Ltd.	6,000	88,914
Sumitomo Mitsui Financial Group, Inc.	7,300	240,837
Suzuken Co., Ltd.	2,400	91,713
Taisho Pharmaceutical Co., Ltd.	2,000	36,434
Takeda Pharmaceutical Co., Ltd.	17,000	731,610
Terumo Corp.	4,300	219,125
Tohoku Electric Power Co., Inc.	10,400	212,000
Tokio Marine Holdings, Inc.	4,200	125,087
Tokyo Electric Power Co., Inc.	27,300	684,940
Tokyo Electron Ltd.	1,600	105,745
Tokyo Gas Co., Ltd.	59,000	250,312
TonenGeneral Sekiyu K.K.	12,000	102,387
Toray Industries, Inc.	19,000	108,405
Toshiba Corp.*	26,000	149,084
Toyo Suisan Kaisha Ltd.	3,000	72,072
Toyota Motor Corp.	11,900	459,579
Tsumura & Co.	2,000	58,236
Unicharm Corp.	800	77,675
UNY Co., Ltd.	10,700	97,123
Yakult Honsha Co., Ltd.	3,300	86,368
Yamazaki Baking Co., Ltd.	5,000	63,627
(Cost $18,267,042)		20,693,327
Luxembourg 0.4%
ArcelorMittal	8,488	334,377
Millicom International Cellular SA (SDR)	1,537	134,623
Tenaris SA	4,228	85,762
(Cost $331,307)		554,762
Netherlands 6.6%
AEGON NV*	22,374	156,626
Akzo Nobel NV	5,393	317,001
ASML Holding NV	13,478	439,342
Fugro NV (CVA)	1,022	66,684
Heineken Holding NV	1,828	74,908
Heineken NV (a)	6,432	298,562
ING Groep NV (CVA)*	47,133	421,905
Koninklijke (Royal) KPN NV (a)	89,712	1,341,317
Koninklijke (Royal) Philips Electronics NV	12,597	425,674
Koninklijke Ahold NV (a)	35,323	484,981
Koninklijke DSM NV	4,034	179,835
Randstad Holding NV*	2,331	118,832
Reed Elsevier NV (a)	123,572	1,466,980
Royal Dutch Shell PLC "A"	8,041	251,589
Royal Dutch Shell PLC "B"	3,411	102,930
TNT NV	6,985	214,422
Unilever NV (CVA)	46,419	1,418,604
Wolters Kluwer NV	47,265	969,295
(Cost $6,900,199)		8,749,487
Norway 2.4%
DnB NOR ASA (a)	53,432	628,752
Norsk Hydro ASA*	40,394	312,964
Orkla ASA (a)	47,000	396,175
Renewable Energy Corp. ASA* (a)	21,400	73,424
Statoil ASA	24,800	598,675
Telenor ASA*	52,700	752,927
Yara International ASA (a)	12,000	418,894
(Cost $2,151,513)		3,181,811
Portugal 0.2%
Brisa Auto-Estradas de Portugal SA	6,527	46,127
EDP — Energias de Portugal SA	66,689	237,059
(Cost $282,527)		283,186
Singapore 1.7%
CapitaLand Ltd.	20,000	53,976
ComfortDelGro Corp., Ltd.	60,000	68,296
DBS Group Holdings Ltd.	14,000	155,104
Fraser & Neave Ltd.	10,000	35,421
Jardine Cycle & Carriage Ltd.	8,000	175,760
Keppel Corp., Ltd.	18,000	127,870
Oversea-Chinese Banking Corp., Ltd.	25,000	158,706
SembCorp Industries Ltd.	7,000	21,294
SembCorp Marine Ltd.	5,000	15,360
Singapore Airlines Ltd.	8,000	87,802
Singapore Exchange Ltd.	9,000	53,435
Singapore Press Holdings Ltd.	101,000	301,820
Singapore Technologies Engineering Ltd.	26,000	59,700
Singapore Telecommunications Ltd.	316,000	701,162
United Overseas Bank Ltd.	13,000	190,472
(Cost $1,442,002)		2,206,178
Spain 3.3%
Abertis Infraestructuras SA	7,875	135,870
Acciona SA	387	38,506
ACS, Actividades de Construccion y Servicios SA	5,608	252,270
Banco Bilbao Vizcaya Argentaria SA	10,748	140,735
Banco Santander SA (a)	21,829	274,249
EDP Renovaveis SA*	8,728	62,000
Enagas	3,019	60,315
Ferrovial SA	17,592	155,072
Fomento de Construcciones y Contratas SA	1,952	63,996
Gamesa Corp. Tecnologica SA	4,653	57,510
Gas Natural SDG SA	2,866	49,089
Gestevision Telecinco SA	4,101	58,499
Iberdrola Renovables SA	16,993	65,926
Iberdrola SA	38,523	306,870
Iberia Lineas Aereas de Espana SA*	15,085	50,019
Indra Sistemas SA	3,594	71,670
Industria de Diseno Textil SA	8,004	492,014
Red Electrica Corporacion SA	1,496	70,781
Repsol YPF SA	30,030	704,849
Sacyr Vallehermoso SA*	5,125	38,849
Telefonica SA	53,930	1,211,095
Zardoya Otis SA	4,076	63,724
(Cost $3,814,710)		4,423,908
Sweden 3.5%
AB SKF "B" (a)	4,661	93,804
Atlas Copco AB "A"	4,057	65,892
Electrolux AB "B"	4,265	110,253
Hennes & Mauritz AB "B" (a)	7,767	495,118
Holmen AB "B"	3,342	84,733
Husqvarna AB "B" (a)	10,919	80,752
Nordea Bank AB	32,140	315,440
Sandvik AB*	9,845	142,510
Skandinaviska Enskilda Banken AB "A"*	11,402	78,552
SSAB AB "A"	11,886	210,479
SSAB AB "B"	6,285	98,670
Svenska Cellulosa AB "B" (a)	30,904	404,816
Svenska Handelsbanken AB "A"	4,265	120,240
Tele2 AB "B"	5,895	100,202
Telefonaktiebolaget LM Ericsson "B"	160,507	1,866,421
TeliaSonera AB	36,201	248,654
Volvo AB "B"*	9,438	116,816
(Cost $3,259,299)		4,633,352
Switzerland 6.8%
ABB Ltd. (Registered)*	13,940	268,273
Actelion Ltd. (Registered)*	1,372	55,211
Adecco SA (Registered)	1,178	69,427
Aryzta AG	1,449	55,509
Compagnie Financiere Richemont SA "A"	7,658	283,097
Credit Suisse Group AG (Registered)*	3,684	168,531
Geberit AG (Registered)	473	84,131
Givaudan SA (Registered)	143	124,479
Holcim Ltd. (Registered)	4,489	336,617
Lonza Group AG (Registered)	638	50,051
Nestle SA (Registered)	44,406	2,167,212
Nobel Biocare Holding AG (Registered)	1,849	40,617
Novartis AG (Registered)	23,088	1,177,978
Roche Holding AG (Genusschein)	7,997	1,262,991
SGS SA (Registered)	46	59,677
Sonova Holding AG (Registered)	623	77,706
STMicroelectronics NV	15,190	142,090
Swatch Group AG (Bearer)	527	155,345
Swatch Group AG (Registered)	1,152	63,163
Swiss Reinsurance Co., Ltd. (Registered)	1,017	44,334
Swisscom AG (Registered)	4,279	1,450,567
Syngenta AG (Registered)	1,460	370,734
Synthes, Inc.	732	83,381
UBS AG (Registered)*	9,994	154,403
Xstrata PLC	7,134	118,138
Zurich Financial Services AG	437	97,431
(Cost $6,536,135)		8,961,093
United Kingdom 7.2%
Anglo American PLC*	5,707	244,424
AstraZeneca PLC	23,356	1,032,684
Autonomy Corp. PLC*	14,209	390,989
BAE Systems PLC	30,972	162,802
Barclays PLC	14,664	75,080
BG Group PLC	5,025	84,368
BHP Billiton PLC	5,644	173,398
BP PLC	29,463	256,671
British American Tobacco PLC	4,235	133,013
British Sky Broadcasting Group PLC	9,667	90,665
BT Group PLC	94,099	182,228
Cable & Wireless Communications PLC	33,681	31,785
Cable & Wireless Worldwide PLC*	33,681	44,525
Capita Group PLC	7,861	95,979
Centrica PLC	44,219	198,177
Compass Group PLC	16,735	136,597
Diageo PLC	7,810	133,190
GlaxoSmithKline PLC	82,116	1,520,780
HSBC Holdings PLC	24,845	253,106
Imperial Tobacco Group PLC	2,868	81,866
International Power PLC	18,462	93,278
Kingfisher PLC	20,918	79,928
Marks & Spencer Group PLC	12,065	67,584
National Grid PLC	20,716	200,031
Next PLC	1,899	66,621
Pearson PLC	8,058	129,360
Reckitt Benckiser Group PLC	996	51,692
Reed Elsevier PLC	11,153	87,843
Rio Tinto PLC	3,536	178,371
Rolls-Royce Group PLC*	14,930	131,851
Rolls-Royce Group PLC "C" (Interim Shares)*	1,944,540	2,975
SABMiller PLC	2,992	93,951
Scottish & Southern Energy PLC	8,471	139,748
Severn Trent PLC	4,015	71,152
Shire PLC	9,247	204,038
Smith & Nephew PLC	14,366	149,132
Smiths Group PLC	5,574	95,988
Standard Chartered PLC	3,869	103,131
Tesco PLC	22,190	147,610
The Sage Group PLC	99,800	374,053
Unilever PLC	2,855	85,525
United Utilities Group PLC	10,809	88,679
Vodafone Group PLC	558,602	1,241,775
William Morrison Supermarkets PLC	11,099	49,127
Wolseley PLC*	2,160	54,324
WPP PLC	13,455	143,050
(Cost $7,401,964)		9,453,144
Total Common Stocks (Cost $92,719,526)		116,393,183

Preferred Stocks 0.7%
Germany
Fresenius SE	721	52,174
Henkel AG & Co. KGaA	15,730	841,736
Volkswagen AG	722	69,616
Total Preferred Stocks (Cost $551,465)		963,526

Rights 0.0%
Norway
Renewable Energy Corp. ASA, Expiration Date 5/20/2010* (Cost $0)	10,700	14,837
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 0.22%**, 9/16/2010 (c) (Cost $114,903)	115,000	114,917
	Shares	Value ($)

Exchange-Traded Funds 9.6%
iShares MSCI Emerging Markets Index (a)	147,500	6,202,375
Vanguard Emerging Markets	153,350	6,449,901
Total Exchange-Traded Funds (Cost $10,231,575)		12,652,276

Securities Lending Collateral 15.0%
Daily Assets Fund Institutional, 0.25% (d) (e) (Cost $19,863,216)	19,863,216	19,863,216

Cash Equivalents 1.7%
Central Cash Management Fund, 0.21% (d) (Cost $2,208,176)	2,208,176	2,208,176
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $125,688,861)+	115.3	152,210,131
Other Assets and Liabilities, Net	(15.3)	(20,191,643)
Net Assets	100.0	132,018,488
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $126,683,463. At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $25,526,668. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,662,914 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,136,246.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2010 amounted to $18,819,764, which is 14.3% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) At April 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CVA: Certificaten Van Aandelen

MSCI: Morgan Stanley Capital International

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At April 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
ASX SPI 200 Index	AUD	6/17/2010	4	445,902	(7,668)
DJ Euro Stoxx 50 Index	EUR	6/18/2010	58	2,122,118	(90,134)
FTSE 100 Index	GBP	6/18/2010	4	337,070	(11,234)
Nikkei 225 Index	USD	6/10/2010	13	715,325	(526)
S&P TXS 60 Index	CAD	6/17/2010	2	281,236	(835)
Total unrealized depreciation					(110,397)
Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar EUR Euro GBP British Pound USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments (f)
Australia	$ —	$ 7,245,933	$ —	$ 7,245,933
Austria	—	1,447,020	—	1,447,020
Belgium	—	3,334,680	—	3,334,680
Bermuda	—	199,723	—	199,723
Canada	6,370,187	—	—	6,370,187
Cyprus	—	98,391	—	98,391
Denmark	—	5,248,982	—	5,248,982
Finland	—	3,420,419	—	3,420,419
France	—	10,015,788	—	10,015,788
Germany	—	7,244,220	—	7,244,220
Greece	—	1,114,081	—	1,114,081
Hong Kong	—	3,228,420	—	3,228,420
Ireland	—	903,620	—	903,620
Italy	—	4,344,997	—	4,344,997
Japan	—	20,693,327	—	20,693,327
Luxembourg	—	554,762	—	554,762
Netherlands	—	8,749,487	—	8,749,487
Norway	14,837	3,181,811	—	3,196,648
Portugal	—	283,186	—	283,186
Singapore	—	2,206,178	—	2,206,178
Spain	—	4,423,908	—	4,423,908
Sweden	—	4,633,352	—	4,633,352
Switzerland	—	8,961,093	—	8,961,093
United Kingdom	—	9,453,144	—	9,453,144
Exchange-Traded Funds	12,652,276	—	—	12,652,276
Short-Term Investments (f)	22,071,392	114,917	—	22,186,309
Total	$ 41,108,692	$ 111,101,439	$ —	$ 152,210,131
Liabilities
Derivatives (g)	$ (110,397)	$ —	$ —	$ (110,397)
Total	$ (110,397)	$ —	$ —	$ (110,397)
(f) See Investment Portfolio for additional detailed categorizations.
(g) Derivatives include unrealized appreciation (deprecation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $103,617,469) — including $18,819,764 of securities loaned	$ 130,138,739
Investment in Daily Assets Fund Institutional (cost $19,863,216)*	19,863,216
Investment in Central Cash Management Fund (cost $2,208,176)	2,208,176
Total investments, at value (cost $125,688,861)	152,210,131
Foreign currency, at value (cost $530,307)	528,720
Deposits with broker for open futures contracts	201,000
Receivable for investments sold	76,412
Dividends receivable	511,843
Interest receivable	34,312
Receivable for Fund shares sold	266,548
Receivable for variation margin on open futures contracts	13,565
Foreign taxes recoverable	329,055
Due from Advisor	25,253
Other assets	49,153
Total assets	154,245,992
Liabilities
Payable for investments purchased	3,046
Payable for Fund shares redeemed	2,020,056
Payable upon return of securities loaned	19,863,216
Accrued management fee	136,925
Other accrued expenses and payables	204,261
Total liabilities	22,227,504
Net assets, at value	$ 132,018,488
Net Assets Consist of
Undistributed net investment income	859,965
Net unrealized appreciation (depreciation) on: Investments	26,521,270
Futures	(110,397)
Foreign currency	21,622
Accumulated net realized gain (loss)	(88,307,022)
Paid-in capital	193,033,050
Net assets, at value	$ 132,018,488
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($41,827,418 ÷ 6,177,256 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 6.77
Maximum offering price per share (100 ÷ 94.25 of $6.77)	$ 7.18

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($2,287,353 ÷ 349,806 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 6.54

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($5,973,859 ÷ 913,527 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 6.54

Class R

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,704,897 ÷ 258,504 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 6.60
Class S Net Asset Value, offering and redemption price(a) per share ($18,512,033 ÷ 2,815,390 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 6.58

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($61,712,928 ÷ 9,372,395 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 6.58
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2010 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $188,104)	$ 2,007,700
Interest	656
Income distributions — Central Cash Management Fund	3,278
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	64,341
Total Income	2,075,975
Expenses: Management fee	490,413
Administration fee	70,059
Services to shareholders	146,544
Distribution and service fees	99,196
Custodian fee	50,140
Professional fees	40,508
Trustees' fees and expenses	4,368
Reports to shareholders	36,717
Registration fees	45,917
Other	25,423
Total expenses before expense reductions	1,009,285
Expense reductions	(22,086)
Total expenses after expense reductions	987,199
Net investment income (loss)	1,088,776
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,993,271
Futures	192,058
Foreign currency	(15,017)
2,170,312
Change in net unrealized appreciation (depreciation) on: Investments	2,951,387
Futures	(21,288)
Foreign currency	(28,655)
2,901,444
Net gain (loss)	5,071,756
Net increase (decrease) in net assets resulting from operations	$ 6,160,532

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations: Net investment income (loss)	$ 1,088,776	$ 1,883,080
Net realized gain (loss)	2,170,312	(48,350,261)
Change in net unrealized appreciation (depreciation)	2,901,444	66,654,456
Net increase (decrease) in net assets resulting from operations	6,160,532	20,187,275
Distributions to shareholders from: Net investment income: Class A	(607,533)	(1,800,755)
Class B	(14,636)	(140,465)
Class C	(31,068)	(233,767)
Class R	(18,405)	(24,212)
Class S	(379,373)	(964,835)
Institutional Class	(1,199,659)	(1,756,423)
Total distributions	$ (2,250,674)	$ (4,920,457)
Fund share transactions: Proceeds from shares sold	28,455,346	33,523,003
Reinvestment of distributions	2,206,831	4,705,394
Cost of shares redeemed	(28,372,661)	(52,120,288)
Redemption fees	71	1,698
Net increase (decrease) in net assets from Fund share transactions	2,289,587	(13,890,193)
Increase (decrease) in net assets	6,199,445	1,376,625
Net assets at beginning of year	125,819,043	124,442,418
Net assets at end of period (including undistributed net investment income of $859,965 and $2,021,863, respectively)	$ 132,018,488	$ 125,819,043

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 6.56	$ 5.66	$ 14.53	$ 13.15	$ 11.28	$ 10.21
Income (loss) from investment operations: Net investment income (loss)[b]	.04	.08	.22[c]	.14	.16[c]	.17[c]
Net realized and unrealized gain (loss)	.26	1.04	(6.18)	3.47	2.51	1.72
Total from investment operations	.30	1.12	(5.96)	3.61	2.67	1.89
Less distributions from: Net investment income	(.09)	(.22)	(.07)	(.44)	—	(.47)
Net realized gains	—	—	(2.84)	(1.79)	(.80)	(.35)
Total distributions	(.09)	(.22)	(2.91)	(2.23)	(.80)	(.82)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.77	$ 6.56	$ 5.66	$ 14.53	$ 13.15	$ 11.28
Total Return (%)[d]	4.54f**	20.98[f]	(50.51)[f,g]	31.76[f]	23.64[f]	18.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	47	46	101	80	193
Ratio of expenses before expense reductions (%)	1.63*	1.62	1.55	1.45	1.41	1.33
Ratio of expenses after expense reductions (%)	1.60*	1.41	1.38	1.36	1.37	1.33
Ratio of net investment income (%)	1.36*	1.53	2.22[c]	1.08	1.30[c]	1.58[c]
Portfolio turnover rate (%)	10**	152	154	119	140[e]	122[e]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12, $0.02 and $0.05 per share and 1.27%, 0.17% and 0.47% of average daily net assets for the years ended October 31, 2008, 2006 and 2005, respectively.
[d] Total return does not reflect the effect of any sales charges.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
[f] Total return would have been lower had certain expenses not been reduced.
[g] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.68)%.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 6.31	$ 5.44	$ 14.10	$ 12.80	$ 11.08	$ 9.97
Income (loss) from investment operations: Net investment income (loss)[b]	.02	.04	.14[c]	.04	.07[c]	.07[c]
Net realized and unrealized gain (loss)	.24	1.00	(5.96)	3.38	2.45	1.70
Total from investment operations	.26	1.04	(5.82)	3.42	2.52	1.77
Less distributions from: Net investment income	(.03)	(.17)	—	(.33)	—	(.31)
Net realized gains	—	—	(2.84)	(1.79)	(.80)	(.35)
Total distributions	(.03)	(.17)	(2.84)	(2.12)	(.80)	(.66)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.54	$ 6.31	$ 5.44	$ 14.10	$ 12.80	$ 11.08
Total Return (%)[d]	4.15f**	20.07[f]	(50.89)[f,g]	30.74[f]	22.68[f]	17.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	5	12	11	9
Ratio of expenses before reductions (%)	2.73*	2.59	2.34	2.23	2.26	2.08
Ratio of expenses after expense reductions (%)	2.35*	2.25	2.18	2.14	2.14	2.08
Ratio of net investment income (loss) (%)	.61*	.69	1.42[c]	.30	.53[c]	.83[c]
Portfolio turnover rate (%)	10**	152	154	119	140[e]	122[e]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12, $0.02 and $0.04 per share and 1.27%, 0.17% and 0.47% of average daily net assets for the years ended October 31, 2008, 2006 and 2005, respectively.
[d] Total return does not reflect the effect of any sales charges.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
[f] Total return would have been lower had certain expenses not been reduced.
[g] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (51.06)%.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 6.31	$ 5.44	$ 14.11	$ 12.79	$ 11.08	$ 9.97
Income (loss) from investment operations: Net investment income (loss)[b]	.02	.04	.15[c]	.05	.06[c]	.07[c]
Net realized and unrealized gain (loss)	.24	1.01	(5.98)	3.38	2.45	1.69
Total from investment operations	.26	1.05	(5.83)	3.43	2.51	1.76
Less distributions from: Net investment income	(.03)	(.18)	—	(.32)	—	(.30)
Net realized gains	—	—	(2.84)	(1.79)	(.80)	(.35)
Total distributions	(.03)	(.18)	(2.84)	(2.11)	(.80)	(.65)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.54	$ 6.31	$ 5.44	$ 14.11	$ 12.79	$ 11.08
Total Return (%)[d]	4.15f**	19.94[f]	(50.81)[f,g]	30.78[f]	22.59	17.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	8	18	16	16
Ratio of expenses before expense reductions (%)	2.37*	2.45	2.27	2.18	2.18	2.08
Ratio of expenses after expense reductions (%)	2.35*	2.24	2.10	2.10	2.18	2.08
Ratio of net investment income (loss) (%)	.61*	.70	1.50[c]	.34	.49[c]	.83[c]
Portfolio turnover rate (%)	10**	152	154	119	140[e]	122[e]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12, $0.02 and $0.05 per share and 1.27%, 0.17% and 0.47% of average daily net assets for the years ended October 31, 2008, 2006 and 2005, respectively.
[d] Total return does not reflect the effect of any sales charges.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
[f] Total return would have been lower had certain expenses not been reduced.
[g] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.98)%.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class R Years Ended October 31,	2010[a]	2009	2008	2007	2006[b]	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.40	$ 5.50	$ 14.19	$ 12.86	$ 11.07	$ 9.86
Income (loss) from investment operations: Net investment income (loss)[c]	.04	.08	.22[d]	.13	.13[d]	.11[d]
Net realized and unrealized gain (loss)	.25	1.03	(6.04)	3.39	2.46	1.70
Total from investment operations	.29	1.11	(5.82)	3.52	2.59	1.81
Less distributions from: Net investment income	(.09)	(.21)	(.03)	(.40)	—	(.41)
Net realized gains	—	—	(2.84)	(1.79)	(.80)	(.19)
Total distributions	(.09)	(.21)	(2.87)	(2.19)	(.80)	(.60)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.60	$ 6.40	$ 5.50	$ 14.19	$ 12.86	$ 11.07
Total Return (%)	4.49**	21.19[f]	(50.62)[f,g]	31.66[f]	23.36[f]	18.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	1	1	1	3	2
Ratio of expenses before expense reductions (%)	1.74*	1.62	1.64	1.52	1.70	1.55
Ratio of expenses after expense reductions (%)	1.74*	1.41	1.47	1.44	1.63	1.55
Ratio of net investment income (%)	1.23*	1.52	2.13[d]	1.00	1.04[d]	1.36[d]
Portfolio turnover rate (%)	10**	152	154	119	140[e]	122[e]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Per share data have been restated to reflect the effects of a 1.82569632 for 1 stock split effective November 11, 2005.
[c] Based on average shares outstanding during the period.
[d] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12, $0.02 and $0.04 per share and 1.27%, 0.17% and 0.47% of average daily net assets for the years ended October 31, 2008, 2006 and 2005, respectively.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
[f] Total return would have been lower had certain expenses not been reduced.
[g] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.79)%.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2010[a]	2009	2008	2007	2006[b]	2005[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 6.40	$ 5.51	$ 14.25	$ 12.90	$ 11.07	$ 11.05
Income (loss) from investment operations: Net investment income (loss)[d]	.05	.11	.26[e]	.19	.19[e]	.11[e]
Net realized and unrealized gain (loss)	.25	1.02	(6.04)	3.41	2.44	.44
Total from investment operations	.30	1.13	(5.78)	3.60	2.63	.55
Less distributions from: Net investment income	(.12)	(.24)	(.12)	(.46)	—	(.34)
Net realized gains	—	—	(2.84)	(1.79)	(.80)	(.19)
Total distributions	(.12)	(.24)	(2.96)	(2.25)	(.80)	(.53)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.58	$ 6.40	$ 5.51	$ 14.25	$ 12.90	$ 11.07
Total Return (%)[f]	4.66**	21.75	(50.38)[h]	32.29	23.77	5.15**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	21	24	58	41	5
Ratio of expenses before expense reductions (%)	1.44*	1.34	1.36	1.22	1.31	1.33*
Ratio of expenses after expense reductions (%)	1.35*	.94	.97	.98	1.18	1.28*
Ratio of net investment income (%)	1.61*	1.99	2.63[e]	1.46	1.49[e]	1.47e*
Portfolio turnover rate (%)	10**	152	154	119	140[g]	122[g]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Per share data have been restated to reflect the effects of a 1.81850854 for 1 stock split effective November 11, 2005.
[c] For the period from February 28, 2005 (commencement of operations of Class S shares) to October 31, 2005.
[d] Based on average shares outstanding during the period.
[e] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12, $0.02 and $0.03 per share and 1.27%, 0.17% and 0.35% of average daily net assets for the periods ended October 31, 2008, 2006 and 2005, respectively.
[f] Total return would have been lower had certain expenses not been reduced.
[g] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
[h] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.55)%.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended October 31,	2010[a]	2009	2008	2007	2006[b]	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.40	$ 5.52	$ 14.26	$ 12.92	$ 11.07	$ 9.90
Income (loss) from investment operations: Net investment income (loss)[c]	.06	.11	.26[e]	.19	.20[e]	.18[e]
Net realized and unrealized gain (loss)	.24	1.01	(6.03)	3.41	2.45	1.69
Total from investment operations	.30	1.12	(5.77)	3.60	2.65	1.87
Less distributions from: Net investment income	(.12)	(.24)	(.13)	(.47)	—	(.51)
Net realized gains	—	—	(2.84)	(1.79)	(.80)	(.19)
Total distributions	(.12)	(.24)	(2.97)	(2.26)	(.80)	(.70)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 6.58	$ 6.40	$ 5.52	$ 14.26	$ 12.92	$ 11.07
Total Return (%)	4.71**	21.61[d]	(50.31)[d,g]	32.27[d]	23.96[d]	19.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62	47	42	98	119	98
Ratio of expenses before expense reductions (%)	1.15*	1.23	1.13	1.04	1.13	1.08
Ratio of expenses after expense reductions (%)	1.15*	.94	.92	.93	1.10	1.08
Ratio of net investment income (%)	1.81*	1.99	2.68[e]	1.51	1.57[e]	1.83[e]
Portfolio turnover rate (%)	10**	152	154	119	140[f]	122[f]
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Per share data have been restated to reflect the effects of a 1.81761006 for 1 stock split effective November 11, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12, $0.02 and $0.04 per share and 1.27%, 0.17% and 0.47% of average daily net assets for the years ended October 31, 2008, 2006 and 2005, respectively.
[f] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
[g] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.48)%.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Diversified International Equity Fund (the "Fund") is a diversified series of DWS Advisor Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of their financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. The Fund may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for ETFs), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund uses futures contracts in circumstances where the portfolio management team believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in futures contracts with a total notional value generally indicative of a range from approximately $3,902,000 to $5,675,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$ (110,397)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Net unrealized appreciation (depreciation) on futures contracts. Asset of receivable for variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	192,058

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures contracts
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (21,288)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures contracts

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At October 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $89,676,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2016 ($39,399,000) and October 31, 2017 ($50,277,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for each of the open tax years as of October 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund share redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $17,618,008 and $13,307,748, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

On January 26, 2010, the Advisor announced its intention to transition members of its Quantitative Strategies Group (the "QS Group"), including members of the Fund's portfolio management team, out of the Advisor into a separate investment advisory firm named QS Investors, LLC ("QS Investors") that will be unaffiliated with the Advisor (the "Separation"). The Separation is expected to be completed during the third quarter of 2010. In order for the Fund to continue to access the investment expertise offered by the members of the QS Group following the Separation, the Advisor recommended that the Fund's Board approve a sub-advisory agreement between the Advisor and QS Investors (the "Sub-Advisory Agreement"). On May 4, 2010, following a review of QS Investors' capabilities, the terms of the Separation and Sub-Advisory Agreement, the Fund's Board approved the Sub-Advisory Agreement. This action was taken pursuant to an order the Fund and the Advisor requested and received from the Securities and Exchange Commission that permits the Advisor, with the approval of the Fund's Board, to appoint subadvisors that are not affiliated with the Advisor to manage all or a portion of the Fund's assets without the need for a shareholder meeting or vote. The Sub-Advisory Agreement will become effective upon the effective date of the Separation. As a subadvisor to the Fund, QS Investors will make investment decisions and buy and sell securities for the Fund. Pursuant to the Sub-Advisory Agreement, QS Investors is paid for its services by the Advisor from its fees as investment advisor to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund's average daily net assets	.700%
Next $1.75 billion of such net assets	.685%
Next $1.75 billion of such net assets	.670%
Over $5.0 billion of such net assets	.655%

For the period from November 1, 2009 through September 30, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.60%
Class B	2.35%
Class C	2.35%
Class R	1.85%
Class S	1.35%

Accordingly, for the six months ended April 30, 2010, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.70% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2010, the Administration Fee was $70,059, of which $11,378 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended April 30, 2010, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2010
Class A	$ 50,621	$ 7,170	$ 27,900
Class B	5,662	5,287	375
Class C	7,234	636	5,410
Class R	301	—	241
Class S	16,951	8,993	1,899
Institutional Class	6,526	—	4,212
	$ 87,295	$ 22,086	$ 40,037

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of the average daily net assets of each of Class B and C shares of the Fund, and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended April 30, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2010
Class B	$ 10,467	$ 1,495
Class C	23,172	3,795
Class R	1,959	367
	$ 35,598	$ 5,657

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and Class R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2010	Annualized Effective Rate
Class A	$ 52,423	$ 20,768.23%
Class B	3,301	966.24%
Class C	7,497	2,298.24%
Class R	377	155.05%
	$ 63,598	$ 24,187

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2010 aggregated $184.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2010, the CDSC for Class B and C shares aggregated $3,462 and $202, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2010, DIDI received $36 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $21,470, of which $13,801 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	696,363	$ 4,746,906	2,122,437	$ 11,469,222
Class B	10,185	68,071	79,932	412,368
Class C	56,175	368,475	128,067	674,912
Class R	80,385	535,871	155,624	847,012
Class S	261,908	1,728,440	1,063,581	5,575,935
Institutional Class	3,214,922	21,007,583	2,497,667	14,543,554
		$ 28,455,346		$ 33,523,003
Shares issued to shareholders in reinvestment of distributions
Class A	87,598	$ 592,161	340,172	$ 1,731,478
Class B	1,962	12,855	24,066	118,644
Class C	4,136	27,085	39,502	194,744
Class R	2,451	16,153	4,879	24,201
Class S	56,027	367,535	190,424	940,693
Institutional Class	181,561	1,191,042	343,246	1,695,634
		$ 2,206,831		$ 4,705,394
Shares redeemed
Class A	(1,780,337)	$ (12,067,315)	(3,380,507)	$ (17,964,031)
Class B	(174,889)	(1,153,166)	(440,870)	(2,281,767)
Class C	(150,260)	(977,238)	(577,126)	(2,974,272)
Class R	(26,432)	(176,076)	(65,029)	(375,741)
Class S	(795,386)	(5,145,507)	(2,317,373)	(11,992,294)
Institutional Class	(1,336,872)	(8,853,359)	(3,092,506)	(16,532,183)
		$ (28,372,661)		$ (52,120,288)
Redemption fees		$ 71		$ 1,698
Net increase (decrease)
Class A	(996,376)	$ (6,728,193)	(917,898)	$ (4,763,303)
Class B	(162,742)	(1,072,240)	(336,872)	(1,750,755)
Class C	(89,949)	(581,667)	(409,557)	(2,104,332)
Class R	56,404	375,948	95,474	495,472
Class S	(477,451)	(3,049,527)	(1,063,368)	(5,474,660)
Institutional Class	2,059,611	13,345,266	(251,593)	(292,615)
		$ 2,289,587		$ (13,890,193)

F. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For shareholders of Classes A, B, C, S and Institutional Class
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	DBISX	DBIBX	DBICX	DBIVX	MGINX
CUSIP Number	23339E 400	23339E 509	23339E 608	23339E 707	23339E 103
Fund Number	499	699	799	2399	559
For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site

www.dws-investments.com

Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class R
Nasdaq Symbol	DBITX
CUSIP Number	23339E 806
Fund Number	1501

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified International Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Diversified International Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2010